UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21658
                                                     ---------

          Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   PNC Global Investment Servicing (U.S.) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2008
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


          CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008

                                    UNAUDITED

          CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

                              FINANCIAL STATEMENTS
                                    UNAUDITED




                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital................          1

Statement of Operations..............................................          2

Statement of Changes in Members' Capital.............................          3

Statement of Cash Flows..............................................          4

Notes to Financial Statements........................................          5

Fund Management .....................................................         14

Other Information ...................................................         16

Financial Statements of Credit Suisse Alternative Capital
Long/Short Equity Master Fund, LLC ..................................          I

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investment in Credit Suisse Alternative Capital Long/Short
    Equity Master Fund, LLC ("Master Fund"), at fair value         $ 5,458,244
Cash                                                                    42,675
Receivable from Master Fund                                            441,461
Receivable from Investment Adviser                                      54,980
Interest receivable                                                         81
Other assets                                                             5,007
                                                                   -----------
       TOTAL ASSETS                                                  6,002,448
                                                                   -----------
LIABILITIES

Payable for fund units redeemed                                        441,461
Professional fees payable                                               82,186
Services fees payable                                                    5,318
Accounting and administration fees payable                               4,726
Registration fees payable                                                2,863
Member servicing fees payable                                              362
Other liabilities                                                        4,391
                                                                   -----------
       TOTAL LIABILITIES                                               541,307
                                                                   -----------
          MEMBERS' CAPITAL                                         $ 5,461,141
                                                                   ===========
Units Outstanding ($0.01 par value;
  unlimited number of units authorized)                             46,238.708
Net Asset Value per Unit (Offering and
  Redemption price per Unit)                                       $    118.11


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
       Interest                                                                             $    3,932
       Expenses                                                                                (37,992)
                                                                                            ----------
       NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND                                          (34,060)
                                                                                            ----------
FUND INVESTMENT INCOME (LOSS)
       Interest                                                                                    410
                                                                                            ----------
       Expenses
          Professional fees                                                                     79,140
          Registration fees                                                                     24,185
          Accounting and administration fees                                                    21,417
          Services fees                                                                          9,870
          Board of Managers' fees                                                                7,607
          Investor servicing fees                                                                6,760
          Insurance expense                                                                      5,007
          Custody fees                                                                           1,490
          Member servicing fees                                                                    719
          Other expenses                                                                         9,891
                                                                                            ----------
             Total expenses                                                                    166,086
                                                                                            ----------
       Net investment loss prior to reimbursement from Investment Adviser                     (199,736)

       Reimbursement from Investment Adviser                                                   157,068
                                                                                            ----------
NET INVESTMENT LOSS                                                                            (42,668)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER FUND
       Net realized gain on investments allocated from Master Fund                             223,580
       Net change in unrealized appreciation/depreciation on investments
          allocated from Master Fund                                                          (795,481)
                                                                                            ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM MASTER FUND                    (571,901)
                                                                                            ----------
NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                  $ (614,569)
                                                                                            ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED
                                                                              SEPTEMBER 30, 2008       FOR THE YEAR ENDED
                                                                                 (UNAUDITED)             MARCH 31, 2008
                                                                            ---------------------     --------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
     Net investment loss                                                        $   (42,668)              $   (39,277)
     Net realized gain on investments allocated from Master Fund                    223,580                     8,930
     Net change in unrealized appreciation/depreciation on investments
         allocated from Master Fund                                                (795,481)                   16,902
                                                                                -----------               -----------
     NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                    (614,569)                  (13,445)
                                                                                -----------               -----------
MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                        3,332,877                 1,492,500
     Capital withdrawals (Note 5)                                                  (441,461)                  (58,767)
                                                                                -----------               -----------
     NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS         2,891,416                 1,433,733
                                                                                -----------               -----------
TOTAL INCREASE IN MEMBERS' CAPITAL                                                2,276,847                 1,420,288

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                             3,184,294                 1,764,006
                                                                                -----------               -----------
MEMBERS' CAPITAL, END OF PERIOD                                                 $ 5,461,141               $ 3,184,294
                                                                                ===========               ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net decrease in members' capital resulting from operations                         $ (614,569)
    Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used by operating activities:
       Purchases of Master Fund                                                       (3,321,507)
       Increase in receivables to Investment Adviser                                     (71,659)
       Decrease in interest receivable                                                        44
       Increase in other assets                                                           (3,507)
       Increase in professional fees payable                                              36,318
       Decrease in services fees payable                                                    (255)
       Decrease in accounting and administration fees payable                             (4,606)
       Decrease in registration fees payable                                                (194)
       Increase in member servicing fees payable                                             244
       Increase in other liabilities                                                       3,384
       Net investment loss allocated from Master Fund                                     34,060
       Net realized and unrealized loss on investments allocated from Master Fund        571,901
                                                                                      ----------
         NET CASH USED BY OPERATING ACTIVITIES                                        (3,370,346)
                                                                                      ----------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
    Capital contributions                                                              2,650,000
    Capital withdrawals                                                                   (2,938)
                                                                                      ----------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                     2,647,062
                                                                                      ----------
NET DECREASE IN CASH                                                                    (723,284)
Cash at beginning of period                                                              765,959
                                                                                      ----------
Cash at end of period                                                                 $   42,675
                                                                                      ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Credit Suisse Alternative Capital Long/Short Equity Fund, LLC (the "Fund") was formed on December 15, 2004, in the State of Delaware, as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to achieve its investment objective by investing all of its investable assets in the Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC (the "Master Fund"), which has the same objective as the Fund. The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"). The value of the Fund's investment in the Master Fund included in the Statement of Assets, Liabilities and Members' Capital reflects the Fund's proportionate beneficial interest in the members' capital of the Master Fund which was 6.08% at September 30, 2008. The Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 11, 2008, the Board approved a one year extension of the investment advisory agreement between the Master Fund and Credit Suisse Alternative
Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreement will direct the Master Fund's investment program. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

The financial statements of the Master Fund, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements. Other funds managed by the Investment Adviser, whose financial statements are not presented here, also invest in the Master Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a.   VALUATION

The net asset value per unit of the Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investment in the Master Fund is considered to be illiquid and can only be redeemed periodically. In accordance with the established procedures, fair value of the Fund's investment in the Master Fund as of each month-end ordinarily is the value determined by the Master Fund as of such month-end for such investment in accordance with the Master Fund's valuation policies.

The Master Fund's valuation policies provide that the fair value it assigns to each of its investments in pooled investment vehicles ("Portfolio Funds") ordinarily will be the value determined as of each such month-end for each Portfolio Fund in accordance with each Portfolio Fund's valuation policies and reported by each Portfolio Fund or each Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

As a general matter, the fair value of the Fund's interest in the Master Fund represents the amount that the Fund could reasonably expect to receive from the Master Fund if its interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The value assigned to the Fund's investment in the Master Fund is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Master Fund investment is actually liquidated.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amount the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Please see Note 2(a) to the financial statements of the Master Fund attached hereto for further discussion of the Master Fund's valuation policies.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a.   VALUATION (CONTINUED)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized into three broad levels listed below:

     -- Level 1 - Security or other  instrument is valued based on quoted prices in active markets or for actual transactions in the security or instrument.
     -- Level 2 - No market for identical assets,  involves estimating the value of the security or instrument based on "observable inputs" or objective market data such as yield curves for similar assets and transactions in similar assets, unless those transactions are the result of a forced liquidation or distressed sale.
     -- Level 3 - No  observable  inputs  (i.e.  little  or no  market  activity outside of forced liquidation or distressed sale).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

-----------------------------------------------------------------------------------------------------------------------
                                                           Liabilities        Appreciation in        Depreciation in
                                   Investments in        in Securities       Other Financial        Other Financial
                                     Securities            Sold Short         Instruments*           Instruments*
-----------------------------------------------------------------------------------------------------------------------
Level 1                            $        --
-----------------------------------------------------------------------------------------------------------------------
Level 2                                     --
-----------------------------------------------------------------------------------------------------------------------
Level 3                              5,458,244
-----------------------------------------------------------------------------------------------------------------------
Total                              $ 5,458,244
-----------------------------------------------------------------------------------------------------------------------

* Other financial instruments include futures, forwards and swap contracts.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a.   VALUATION (CONTINUED)

SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

-----------------------------------------------------------------------------------------------------------------------
                                                           Liabilities        Appreciation in        Depreciation in
                                   Investments in        in Securities       Other Financial        Other Financial
                                     Securities            Sold Short         Instruments*           Instruments*
-----------------------------------------------------------------------------------------------------------------------
Balances as of 03/31/08            $  3,184,159
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                223,580
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation (depreciation)            (829,541)
-----------------------------------------------------------------------------------------------------------------------
Net purchases (sales)                 2,880,046
-----------------------------------------------------------------------------------------------------------------------
Net transfers in and out (Level 3)           --
-----------------------------------------------------------------------------------------------------------------------
Balance as of 09/30/08             $  5,458,244
-----------------------------------------------------------------------------------------------------------------------

* Other financial instruments include futures, forwards and swap contracts.

b.   INVESTMENT TRANSACTIONS, INCOME AND EXPENSES

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). The Fund records its allocated share of the Master Fund's income, expenses and realized and unrealized gains and losses. Realized gains and losses and changes in unrealized appreciation and depreciation represent the Fund's share of such elements allocated from the Master Fund. In addition, the Fund accrues its own expenses as incurred. The Fund bears all expenses incurred in its business other than those that the Investment Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.   INCOME TAXES

The Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for federal, state or local income taxes has been provided. Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

In June 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Management has determined that the adoption of the Interpretation did not have a material impact to the Fund's financial statements. However, management's conclusions regarding the Interpretation will be subject to review and may be adjusted at a later date based on factors, including but not limited to, on-going analyses of changes in tax laws, regulations and interpretations thereof.

d.   CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2008, the Fund held $42,675 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see Note 4).

3.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

The Fund accepts subscriptions for units as of the first business day of each calendar month. Any amounts received in connection with the offer of units will be promptly placed in an escrow account with PNC Global Investment Servicing, Inc., formerly known as PFPC Inc., as the Fund's escrow agent, prior to their investment in the Fund. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date as outlined in the subscription agreement in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Member may not become a Member until cleared funds have been received, and the prospective Member is not entitled to interest or performance returns until accepted as a Member.

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------



4.   TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser has contractually agreed to limit total annualized expenses of the Fund to 2.25% of average members' capital (including the Member Servicing Fee, defined below) (the "Expense Limitation Agreement"). The Expense Limitation Agreement will automatically renew on an annual basis unless terminated. The Expense Limitation Agreement also covers the Fund's pro rata share of expenses incurred by the Master Fund, including the management fee paid to the Investment Adviser.

Pursuant to a Services Agreement by and between the Fund and the Investment Adviser, the Investment Adviser provides certain administrative services to the Fund and may charge the Fund a quarterly fee at an annual rate of 0.35% of the aggregate value of members' capital (the "Services Fee"). For the six months ended September 30, 2008 the Fund incurred $9,870 of Services Fees, of which $5,318 is payable to the Investment Adviser as of September 30, 2008.

Credit Suisse Asset Management Securities, Inc. (the "Distributor") serves as distributor of units of limited liability company interests of the Fund. The Fund's units may be purchased through the Distributor or through broker/dealers that have entered into selling agreements with the Distributor. Purchases of Fund interests may be subject to a charge of up to 3.5%, subject to waivers for certain types of investors. The sales charge will be added to each prospective Member's purchase amount and will not constitute part of a Member's capital contribution to the Fund or part of the assets of the Fund.

The Fund is subject to paying the Investment Adviser a member servicing fee (the "Member Servicing Fee") at the annual rate up to 0.50% of the Fund's month end members' capital, including assets attributable to the Investment Adviser (or its affiliates) and before giving effect to any repurchases by the Fund to reimburse it for payments made to the Distributor, broker/dealers and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are customers of third party distributors. For the six months ended September 30, 2008, the Fund incurred $719 of Member Servicing Fees, of which $362 is payable as of September 30, 2008.

All payables and receivables between the Investment Adviser and the Fund outstanding as of September 30, 2008 have subsequently been settled.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PNC Global Investment Servicing, Inc. ("PNC"), formerly known as PFPC Inc., serves as the Fund's administrator pursuant to the Administration Agreement between PNC and the Fund. Under the Administration Agreement, PNC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PNC during the term of the Administration Agreement, the Fund pays PNC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Fund's assets and provides custodial services to the Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------


4.   TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

At September 30, 2008, Credit Suisse Private Equity, Inc., an affiliate of the Investment Adviser, held an interest in the Fund's members' capital of $118,108.

The Fund does not charge a management fee. The Master Fund pays the Investment Adviser a monthly fee at an annual rate of 1.00% of the aggregate value of its outstanding member's capital determined as of the last day of each month and payable quarterly (before any repurchases of interest). Members in the Fund will indirectly bear an allocated portion of the management fee of the Master Fund.

5.   REPURCHASE OF MEMBERS' INTERESTS

The Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Fund from Members pursuant to written tenders by the Members. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

Repurchases of Units held less than one year from the date of purchase will be subject to an early withdrawal charge of 2.00% calculated as a percentage of repurchase proceeds, which will remain in the Fund.

6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The off-balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

7.   RISK FACTORS

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. The risk factors attributable to these financial instruments are discussed in the notes to the Master Fund's financial statements.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. The Master Fund is also subject to the risk that should it decide to sell an illiquid Investment when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the Master Fund's members' capital could be adversely affected.

8.   CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund or Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------

9.   CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                                         For the Six
                                                        Months Ended                For the
                                                     September 30, 2008            Year Ended
                                                         (unaudited)             March 31, 2008
                                                   -----------------------    ---------------------
Number of units issued                                    25,404.899                11,108.929

Number of units redeemed                                  (3,737.790)                 (428.420)
                                                        ------------              ------------
Net increase in units outstanding                         21,667.109                10,680.509
Units outstanding, beginning of period                    24,571.599                13,891.090
                                                        ------------              ------------
Units outstanding, end of period                          46,238.708                24,571.599
                                                        ============              ============


10.  FINANCIAL HIGHLIGHTS INFORMATION

                                                 For the Six
                                                Months Ended           For the           For the            For the
                                             September 30, 2008      Year Ended         Year Ended         Year Ended
                                                 (unaudited)       March 31, 2008     March 31, 2007   March 31, 2006 (a)
                                            -------------------  -----------------  ----------------  ------------------
 PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period           $  129.59           $  126.99         $  117.05           $  100.00
                                                  ---------           ---------         ---------           ---------
   Income (loss) from investment operations:

      Net investment loss (b)(c)(d)                  (1.03)               (1.91)            (1.55)              (0.30)
      Net realized and unrealized gain
        (loss) on investments                        (10.45)               4.51             11.49               17.35
                                                  ---------           ---------         ---------           ---------
   Total increase (decrease) in net asset
        value                                        (11.48)               2.60              9.94               17.05
                                                  ---------           ---------         ---------           ---------
   Net asset value, end of period                 $  118.11           $  129.59         $  126.99           $  117.05
                                                  =========           =========         =========           =========
 TOTAL RETURN
                                                   (8.86)%(j)             2.05%             8.49%              17.05%
                                                  =========           =========         =========           =========

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------


10.  FINANCIAL HIGHLIGHTS INFORMATION (CONTINUED)

     The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                                 For the Six
                                                Months Ended           For the           For the            For the
                                             September 30, 2008      Year Ended         Year Ended         Year Ended
                                                 (unaudited)       March 31, 2008     March 31, 2007   March 31, 2006 (a)
                                            -------------------  -----------------  ----------------  ------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:

    Operating expenses (c)                             7.69%(i)            8.76%            14.75%(h)        100.02%(h)
    Expenses reimbursement                            (5.92)%(i)          (7.01)%          (13.00)%          (98.84)%(f)
                                                   -------------       ----------        ------------       -------------
    Net expenses (c)                                   1.77%(i)            1.75%             1.75%             1.18%(f)
    Net investment loss(c)(d)                         (1.61)%(i)          (1.44)%           (1.31)%           (0.28)%
PORTFOLIO TURNOVER (e)                                24.15%(j)            1.99 %            5.15%            22.74%

MEMBERS' CAPITAL, END OF PERIOD (000's)            $  5,461             $ 3,184           $ 1,764            $  117
AVERAGE MEMBERS' CAPITAL (g) (000's)               $  5,290             $ 2,727           $ 1,471            $  106

(a)  April 1, 2005, commencement of operations.
(b)  Calculated using average units outstanding during the period.
(c)  Includes expenses allocated from the Master Fund.
(d)  Includes income allocated from the Master Fund.
(e) The percentage reflects the portfolio turnover rate of the Master Fund, in which the Fund invested substantially all of its investable assets.
(f) The expense reimbursement includes voluntary reimbursements made by the Investment Adviser with the approval of the Board. If such voluntary reimbursements were not made, the net expense ratio would be higher.
(g) Average members' capital is the average of the monthly members' capital balances throughout the period.
(h) Operating expenses reflect the waiver by the Investment Adviser of the Service Fee. Had the Investment Adviser not waived such fee, the operating expense ratio would be higher.
(i)  Ratios are annualized for periods less than one year.
(j)  Not annualized.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
--------------------------------------------------------------------------------

BOARD OF MANAGERS
-----------------

Name, Address, Age,                                                Number of
Position with the                                                  Affiliated Funds      Other
Company and Length of        Principal Occupation(s) During        Overseen by           Directorships
Time Served                  the Past Five Years                   Manager               Held by Managers
-------------------------    ----------------------------------    ------------------    -----------------------------
Egidio Robertiello*          Managing Director and Head of         6                     None
c/o Credit Suisse            the Multi Manager Portfolios
Alternative Capital,         Americas business (2008); Global
Inc.                         Head of Multi Manager Portfolios
11 Madison Avenue            (2007); Head of Hedge Fund
New York, NY 10010           Research and Selection, Credit
Age 54                       Suisse Alternative Capital, Inc.
Manager, President and       (since 2006); Senior Managing
Chairman                     Director of Investments and
Since February 2007          Research, Asset Alliance Corp.
                             (2004-2006); Managing Director,
                             Blackstone Alternative Asset
                             Management, an affiliate of
                             Blackstone, (2001-2004).

Charles A. Hurty             Independent Business                  6                     Manager and Audit
c/o Credit Suisse            Consultant (since 2001);                                    Committee Chairman,
Alternative Capital,         Partner, KPMG LLP (accounting                               GMAM Absolute Return
Inc.                         firm) (1993-2001; with KPMG LLP                             Strategies; Director and
11 Madison Avenue            since 1968).                                                Audit Committee Chairman,
New York, NY 10010                                                                       Citigroup Alternative
Age 65                                                                                   Investments Multi-Advisor
Manager and Audit                                                                        Hedge Fund Portfolios;
Committee                                                                                Director, iShares Trust and
Chairman                                                                                 iShares, Inc.
Since March 2005

Philip B. Chenok             Professor of Accountancy,             6                     None
c/o Credit                   Berkeley College (2002-2007);
Suisse Alternative           Adjunct Professor of
Capital, Inc.                Accountancy, New York
11 Madison Avenue            University, Stern School of
New York, NY 10010           Business (1995-2001). President
Age 72                       and CEO, American Institute of
Manager and Audit            Certified Public Accountants
Committee                    (1980-1995).
Member Since March 2005

Karin B. Bonding             President, Capital Markets            6                     Trustee, Brandes Investment
c/o Credit Suisse            Institute, Inc. (1996-2006);                                Trust
Alternative Capital,         Faculty Member and Lecturer,
Inc.                         University of Virginia (since
11 Madison Avenue            1995); Visiting Professor, China
New York, NY 10010           Europe International Business
Age 68                       School (Shanghai, China) (1999,
Manager and Audit            2002, 2003) and The Institute of
Committee                    Industrial Policy Studies
Member                       (Seoul, Korea) (2001).
Since March 2005



* - Manager who is an  "interested  person" of the Fund,  as defined in the 1940
Act.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

--------------------------------------------------------------------------------

OFFICERS
--------


Name, Address, Age, Position with the Company and
Length of Time Served                                          Principal Occupation(s) During the Past Five Years
---------------------------------------------------------      ---------------------------------------------------------
Sandra DeGaray                                                 Director, Credit Suisse Securities (USA) LLC (January
c/o Credit Suisse Alternative Capital, Inc.                    2007 - Present); Vice President (September 2004 -
11 Madison Avenue                                              December 2006); Citigroup Asset Management Inc.,
New York, NY 10010                                             (November 2000 - August 2004).
Age 40
Chief Financial Officer and
Treasurer
Since August 2007

Kenneth J. Lohsen                                              Managing Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                    (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 49
Assistant Treasurer
Since March 2006

Michael Bessel                                                 Director, Credit Suisse Securities (USA) LLC (October
c/o Credit Suisse Alternative Capital, Inc.                    2006-Present); Chief Compliance Officer, TRG Management
11 Madison Avenue                                              LP, (September 2005 - September 2006); Chief Compliance
New York, NY 10010                                             Officer, GAM USA Inc., (May  2002 - September 2005).
Age 46
Chief Compliance
Officer
Since October 2006

Michael Ponder                                                 Vice President, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                    (since 2007); Attorney, Willkie Farr & Gallagher LLP
11 Madison Avenue                                              (2006-2007); Shearman & Sterling LLP (2005-2006);
New York, NY 10010                                             Seward & Kissel LLP (2003-2005).
Age 35
Secretary
Since July 2007

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests in the Master Fund, which in turn invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds"("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
                                    UNAUDITED

      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED






                                    CONTENTS





Schedule of Investments ..............................................         1

Statement of Assets, Liabilities and Members' Capital ................         3

Statement of Operations ..............................................         4

Statement of Changes in Members' Capital .............................         5

Statement of Cash Flows ..............................................         6

Notes to Financial Statements ........................................         7

Fund Management ......................................................        18

Other Information ....................................................        20

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Percentages are as follows:


[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Equity Market Neutral    13.35%
Equity Long/Short        70.05%
Equity Emerging Markets   6.05%
Other                    10.55%

                                                                             PERCENTAGE
                                                                            OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 71.91%           LIQUIDITY (4)      CAPITAL          COST         FAIR VALUE (5)

EQUITY EMERGING MARKETS

The Explorador Fund, L.P.                                     Monthly            2.31%      $ 2,500,000       $  2,068,854
WF Asia Fund Limited                                          Monthly            2.04%          500,000          1,833,133
                                                                              -------       -----------       ------------
                                                                                 4.35%        3,000,000          3,901,987
                                                                              -------       -----------       ------------

EQUITY LONG/SHORT

Cycladic Catalyst Fund, L.P.
     Regular Interest                                           (7)              0.45%        3,000,381            404,626
     Side Pocket                                              (6) (7)            0.23%          249,494            203,638
Dundonald Fund I, L.P.                                       Quarterly           3.46%        3,000,000          3,105,948
Gandhara Fund, L.P.(8)                                       Quarterly           5.29%        3,300,836          4,745,820
Glenview Institutional Partners, L.P.                        Quarterly           3.80%        1,680,772          3,405,497
Hachiman Japan Fund                                           Monthly            2.83%        2,500,000          2,541,905
Island Drive Partners, L.P.(9)                                Monthly            3.53%        3,000,000          3,163,068
Karsch Capital II, L.P.                                      Quarterly           6.02%        2,685,244          5,404,063
Lansdowne UK Equity Fund, L.P.                                Monthly            7.84%        1,500,000          7,028,475
Torrey Pines Fund, LLC                                       Quarterly           2.69%        2,500,000          2,411,250
Viking Global Equities L.P.                                   Annually           8.27%          709,450          7,418,458
Westfield Life Sciences Fund II, L.P.                        Quarterly           3.03%          876,377          2,717,518
ZA International Fund, L.P.(9)                                  (7)              2.94%        3,000,000          2,637,912
                                                                              -------       -----------       ------------
                                                                                50.38%       28,002,554         45,188,178
                                                                              -------       -----------       ------------

EQUITY MARKET NEUTRAL

Two Sigma Spectrum U.S. Fund L.P.                            Quarterly           9.60%        6,544,025          8,609,232
                                                                              -------       -----------       ------------
                                                                                 9.60%        6,544,025          8,609,232
                                                                              -------       -----------       ------------

OTHER

FrontPoint Utility and Energy Fund, L.P.                     Quarterly           3.00%        3,000,000          2,691,200
Summit Water Equity Fund, L.P.                               Quarterly           4.58%        4,500,000          4,112,621
                                                                              -------       -----------       ------------
                                                                                 7.58%        7,500,000          6,803,821
                                                                              -------       -----------       ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $45,046,579)                                                       $ 64,503,218



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       1

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                           PERCENTAGE
                                                                          OF MEMBERS'
                                                             SHARES         CAPITAL              COST          FAIR VALUE

OTHER INVESTMENTS (1) (2)

Point Biomedical Corporation (3)
Series A preferred stock                                       5,066              -             $ 2,374       $          -
                                                             -------        -------             -------       ------------
                                                               5,066              -               2,374                  -
                                                             -------        -------             -------       ------------


TOTAL INVESTMENTS (COST $45,048,953)                                                                          $ 64,503,218

OTHER ASSETS, LESS LIABILITIES 28.09%                                                                           25,199,072
                                                                                                              ------------

MEMBERS' CAPITAL 100.00%                                                                                      $ 89,702,290
                                                                                                              ============



(1)  Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3)  Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 12 months (see Note 8 (b)).
(5)  See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager (see Note 2 (a)).
(7)  Portfolio Fund in liquidation.
(8) Portfolio Fund has or intends to establish restrictions on the ability to fully receive proceeds from redemptions either through its Private Placement Memorandum or newly established gates.
(9)  Affiliated Portfolio Fund.

     AFFILIATED ISSUERS
     ------------------
     An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:

                                                        Value at                                                    Value at
     Affiliate                                       April 1, 2008       Purchases        Sales Proceeds       September 30, 2008
     -------------------------------------------- ------------------- ---------------  -------------------- ------------------------
     Island Drive Partners, L.P.                      $         -       $ 3,000,000         $         -            $ 3,163,068
     ZA International Fund, L.P.                      $ 3,270,353       $         -         $         -            $ 2,637,912




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       2

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------------------

ASSETS

Investments, at fair value (cost $39,048,953)                                   $ 58,702,238
Investment in Affiliated Portfolio Funds, at fair value (cost $6,000,000)          5,800,980
Cash                                                                               5,110,021
Receivable for Portfolio Funds sold                                               18,494,180
Investments in Portfolio Funds purchased in advance                                3,000,000
Interest receivable                                                                    7,728
Other assets                                                                           5,005
                                                                                ------------
       TOTAL ASSETS                                                               91,120,152
                                                                                ------------

LIABILITIES

Payable for fund units redeemed                                                    1,064,744
Management fees payable                                                              239,246
Professional fees payable                                                             96,675
Accounting and administration fees payable                                            11,014
Other liabilities                                                                      6,183
                                                                                ------------
       TOTAL LIABILITIES                                                           1,417,862
                                                                                ------------

             MEMBERS' CAPITAL                                                   $ 89,702,290
                                                                                ============


Units Outstanding ($0.01 par value; unlimited number of units authorized)        768,424.952
Net Asset Value per Unit (Offering and Redemption price per Unit)               $     116.74






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       3

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
    Interest                                                                               $     65,741
                                                                                           ------------

EXPENSES
    Management fees                                                                             496,395
    Professional fees                                                                            71,865
    Accounting and administration fees                                                           69,467
    Board of Managers' fees                                                                       7,607
    Custodian fees                                                                                5,510
    Miscellaneous fees                                                                           16,205
                                                                                           ------------
       TOTAL EXPENSES                                                                           667,049
                                                                                           ------------
       NET INVESTMENT LOSS                                                                     (601,308)
                                                                                           ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on Portfolio Funds                                                   3,685,218
       Net change in unrealized appreciation/depreciation on Investments                    (11,306,219)
       Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds        (469,373)
                                                                                           ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                              (8,090,374)
                                                                                           ------------

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                 $ (8,691,682)
                                                                                           ============






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       4

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                FOR THE SIX
                                                                               MONTHS ENDED
                                                                            SEPTEMBER 30, 2008       FOR THE YEAR ENDED
                                                                                (UNAUDITED)            MARCH 31, 2008
                                                                            ------------------       ------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS

    Net investment loss                                                         $   (601,308)           $ (1,101,307)
    Net realized gain on Portfolio Funds                                           3,685,218                 302,648
    Net change in unrealized appreciation/depreciation on Investments            (11,775,592)              3,588,144
                                                                                ------------            ------------
    NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS         (8,691,682)              2,789,485
                                                                                ------------            ------------

MEMBERS' CAPITAL TRANSACTIONS
    Capital contributions                                                          5,406,850               2,879,087
    Capital withdrawals (Note 9)                                                  (4,634,626)            (11,230,252)
                                                                                ------------            ------------
    NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
       CAPITAL TRANSACTIONS                                                          772,224              (8,351,165)
                                                                                ------------            ------------

TOTAL DECREASE IN MEMBERS' CAPITAL                                                (7,919,458)             (5,561,680)

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                             97,621,748             103,183,428
                                                                                ------------            ------------
MEMBERS' CAPITAL, END OF PERIOD                                                 $ 89,702,290            $ 97,621,748
                                                                                ============            ============






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       5

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net decrease in members' capital resulting from operations                               $ (8,691,682)
    Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
      Purchases of Investments                                                               (24,000,000)
      Sales of Portfolio Funds                                                                27,020,993
      Increase in interest receivable                                                             (4,817)
      Decrease in other assets                                                                       683
      Decrease in management fees payable                                                       (281,214)
      Decrease in professional fees payable                                                      (13,072)
      Decrease in accounting and administration fees payable                                     (11,722)
      Increase in other liabilities                                                                3,677
      Net realized gain on Portfolio Funds                                                    (3,685,218)
      Net change in unrealized appreciation/depreciation on Investments                       11,306,219
      Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds           469,373
                                                                                            ------------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                               2,113,220
                                                                                            ------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                                       5,406,850
   Capital withdrawals                                                                        (4,440,865)
                                                                                            ------------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                                                 965,985
                                                                                            ------------

NET INCREASE IN CASH                                                                           3,079,205
Cash at beginning of period                                                                    2,030,816
                                                                                            ------------
Cash at end of period                                                                       $  5,110,021
                                                                                            ============






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       6

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon Credit Suisse Alternative Capital Inc.'s (the "Investment Adviser") evaluation of the relative prospects and risks. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 11, 2008, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and the Investment Adviser. The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a.   VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at the time that the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $64,503,218 which are 100% of the Master Fund's investments at September 30, 2008, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Investments in securities other than portfolios funds for which market quotations are not readily available are valued at estimated fair values as determined in good faith under consistently applied procedures established by the Investment Adviser. These investments are valued at estimated fair value based on factors such as: issuer's credit worthiness, references to comparable companies, cash flows analysis, cost at the date of acquisition, size of the holding, liquidity, registered nature of the security, review of the underlying financial conditions and market factors.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a.   VALUATION (CONTINUED)

Some of the Portfolio Funds may invest all or a portion of their assets in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund's investments. The inputs are summarized into three broad levels listed below:

     -- Level 1 - Security or other  instrument is valued based on quoted prices in active markets or for actual transactions in the security or instrument.
     -- Level 2 - No market for identical assets,  involves estimating the value of the security or instrument based on "observable inputs" or objective market data such as yield curves for similar assets and transactions in similar assets, unless those transactions are the result of a forced liquidation or distressed sale.
     -- Level 3 - No  observable  inputs  (i.e.  little  or no  market  activity outside of forced liquidation or distressed sale).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a.   VALUATION (CONTINUED)

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

-----------------------------------------------------------------------------------------------------------------
                                                        Liabilities in       Appreciation in     Depreciation in
                                    Investments in        Securities         Other Financial     Other Financial
                                      Securities          Sold Short           Instruments*        Instruments*
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Level 1                              $           -
-----------------------------------------------------------------------------------------------------------------
Level 2                                          -
-----------------------------------------------------------------------------------------------------------------
Level 3                                 64,503,218
-----------------------------------------------------------------------------------------------------------------
Total                                $  64,503,218
-----------------------------------------------------------------------------------------------------------------

*Other financial instruments include futures, forwards, and swap contracts.

SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

-----------------------------------------------------------------------------------------------------------------
                                                        Liabilities in       Appreciation in     Depreciation in
                                    Investments in        Securities         Other Financial     Other Financial
                                      Securities          Sold Short           Instruments*        Instruments*
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Balances as of 03/31/08              $  95,108,765
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                 3,685,218
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation (depreciation)            (11,775,592)
-----------------------------------------------------------------------------------------------------------------
Net purchases (sales)                  (22,515,173)
-----------------------------------------------------------------------------------------------------------------
Net transfers in and out (Level 3)               -
-----------------------------------------------------------------------------------------------------------------
Balance as of 09/30/08               $  64,503,218
-----------------------------------------------------------------------------------------------------------------

* Other financial instruments include futures, forwards and swap contracts.

b.   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment, as well as any side pocket investments, has been fully recovered through previous redemptions from its investment in such Portfolio Funds.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.   FUND EXPENSES

The Master Fund bears all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

d.   INCOME TAXES

The Master Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

In June 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Management has determined that the adoption of the Interpretation did not have a material impact to the Master Fund's financial statements. However, management's conclusions regarding the Interpretation will be subject to review and may be adjusted at a later date based on factors, including but not limited to, on-going analyses of changes in tax laws, regulations and interpretations thereof.

e.   CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2008, the Master Fund held $5,110,021 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see Note
4).

3.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee"), at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PNC Global Investment Servicing, Inc. ("PNC"), formerly known as PFPC Inc., serves as the Master Fund's administrator pursuant to the Administration Agreement between PNC and the Master Fund. Under the Administration Agreement, PNC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PNC during the term of the Administration Agreement, the Master Fund pays PNC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2008, Credit Suisse Private Equity, Inc. and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's members' capital of $80,985,830.

5.   SECURITY TRANSACTIONS

During the six months ended September 30, 2008, aggregate purchases of Portfolio Funds amounted to $21,000,000 and aggregate sales of Portfolio Funds amounted to $43,515,173.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the six months ended September 30, 2008.

6.   PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser, and is not included as expenses in the statement of operations or in the expense ratios presented in the financial highlights.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

6.   PORTFOLIO FUNDS (CONTINUED)

As of September 30, 2008, the Master Fund had investments in Portfolio Funds valued at $64,503,218. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 3.00% (per annum) of the net assets and performance fees or allocations of 15.00% to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest in securities with off-balance sheet risk.

8.   RISK FACTORS

In pursuing its investment objectives, the Master Fund invests in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Portfolio Funds selected by the Master Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

a.   MARKET RISK

The investments of the Portfolio Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

8.   RISK FACTORS (CONTINUED)

b.   LIQUIDITY RISK

Although the Investment Adviser will seek to select Portfolio Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Portfolio Funds will always be sufficient to meet redemption requests as, and when, made. Portfolio Funds may exercise restrictions when redemption requests exceed a specified percentage of the overall Portfolio Funds' net assets, or when the Portfolio Fund Manager believes that market conditions are such that an accelerated sale of portfolio securities may not be practical. Gates are often imposed by Portfolio Fund Managers to prevent disorderly withdrawals in the underlying Portfolio Funds, and may limit the amount of capital the Master Fund may be allowed to redeem from Portfolio Funds on their respective liquidity dates.

The Investment Adviser may also invest the Master Fund's assets in Portfolio Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Should the Master Fund decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the members' capital could be adversely affected.

c.   CREDIT RISK

The Master Fund's investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

d.   INTEREST RATE RISK

The Portfolio Funds that the Master Fund invests in may be interest rate sensitive, which means that their value and, consequently, the value of the Master Fund's investment may fluctuate as interest rates fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

8.   RISK FACTORS (CONTINUED)

e.   FOREIGN SECURITIES AND CURRENCY RISK

The Portfolio Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

f.   DERIVATIVES

The Portfolio Funds may also invest in derivatives which represent agreements between a Portfolio Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

9.   REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

10.  CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

11.  CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                                     For the Six
                                                     Months Ended             For the
                                                  September 30, 2008         Year Ended
                                                      (unaudited)          March 31, 2008
                                                  ------------------     ------------------
Number of units issued                                  41,809.775            21,819.155
Number of units redeemed                               (36,592.689)          (84,523.736)
                                                  ------------------     ------------------
Net increase (decrease) in units outstanding             5,217.086           (62,704.581)
Units outstanding, beginning of period                 763,207.866           825,912.447
                                                  ------------------     ------------------
Units outstanding, end of period                       768,424.952           763,207.866
                                                  ==================     ==================

12.   FINANCIAL HIGHLIGHTS INFORMATION

                                                     For the Six
                                                     Months Ended          For the             For the              For the
                                                  September 30, 2008      Year Ended          Year Ended           Year Ended
                                                      (unaudited)       March 31, 2008      March 31, 2007     March 31, 2006 (a)
                                                  ------------------    --------------      --------------     ------------------
PER UNIT OPERATING PERFORMANCE:

   Net asset value, beginning of period                $ 127.91            $ 124.93            $ 114.71             $ 100.00
                                                       --------            --------            --------             --------
   Income (loss) from investment
   operations:
     Net investment loss (b)                              (0.77)              (1.36)              (1.10)               (1.08)
     Net realized and unrealized gain
         (loss) on investments                           (10.40)               4.34               11.32                15.79
                                                       --------            --------            --------             --------
     Total from investment operations                    (11.17)               2.98               10.22                14.71
                                                       --------            --------            --------             --------
   Net asset value, end of period                      $ 116.74            $ 127.91            $ 124.93             $ 114.71
                                                       --------            --------            --------             --------

TOTAL RETURN                                              (8.73)% (d)          2.39%               8.91%               14.71%
                                                       ========            ========            ========             ========

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

12.  FINANCIAL HIGHLIGHTS INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                                     For the Six
                                                     Months Ended          For the             For the              For the
                                                  September 30, 2008      Year Ended          Year Ended           Year Ended
                                                      (unaudited)       March 31, 2008      March 31, 2007     March 31, 2006 (a)
                                                  ------------------    --------------      --------------     ------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:

     Operating expenses (c)                                1.34 % (f)          1.30 %              1.27 %               1.28 %
     Net investment loss (c)                              (1.21)% (f)         (1.04)%             (0.94)%              (1.03)%

PORTFOLIO TURNOVER                                        24.15 % (d)          1.99 %              5.15 %              22.74 %
MEMBERS' CAPITAL, END OF PERIOD (000's)                $ 89,702            $ 97,622            $103,183             $112,953
AVERAGE MEMBERS' CAPITAL (e) (000's)                   $ 99,090            $106,343            $112,897             $134,486


(a)  April 1, 2005, commencement of operations.
(b)  Calculated using average units outstanding during the period.
(c)  Expenses of Portfolio Funds are not included in the expense ratio.
(d)  Not annualized.
(e) Average members' capital is the average of the monthly members' capital balances throughout the period.
(f)  Ratios are annualized for periods less than a year.

13. SUBSEQUENT EVENTS

Since October 1, 2008, the Master Fund received tender requests of approximately $14,530,000.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
--------------------------------------------------------------------------------

BOARD OF MANAGERS
-----------------

Name, Address, Age,                                                       Number of
Position with the                                                         Affiliated Funds       Other
Company and Length               Principal Occupation(s) During           Overseen by            Directorships
of Time Served                   the Past Five Years                      Manager                Held by Managers
-----------------------------    -------------------------------------    ------------------     ------------------------------

Egidio Robertiello*              Managing Director and Head of the        6                      None
c/o Credit Suisse                Multi Manager Portfolios Americas
Alternative Capital, Inc.        business (2008); Global Head of
11 Madison Avenue                Multi Manager Portfolios (2007);
New York, NY 10010               Head of Hedge Fund Research and
Age 54                           Selection, Credit Suisse Alternative
Manager, President and           Capital, Inc. (since 2006); Senior
Chairman                         Managing Director of Investments
Since February 2007              and Research, Asset Alliance Corp.
                                 (2004-2006); Managing Director,
                                 Blackstone Alternative Asset
                                 Management, an affiliate of
                                 Blackstone, (2001-2004).

Charles A. Hurty                 Independent Business Consultant          6                      Manager and Audit
c/o Credit Suisse                (since 2001); Partner, KPMG LLP                                 Committee Chairman,
Alternative Capital, Inc.        (accounting firm) (1993-2001; with                              GMAM Absolute Return
11 Madison Avenue                KPMG LLP since 1968).                                           Strategies; Director and Audit
New York, NY 10010                                                                               Committee Chairman, Citigroup
Age 65                                                                                           Alternative Investments Multi-
Manager and Audit                                                                                Advisor Hedge Fund Portfolios;
Committee Chairman                                                                               Director, iShares Trust and
Since March 2005                                                                                 iShares, Inc.

Philip B. Chenok                 Professor of Accountancy, Berkeley       6                      None
c/o Credit Suisse                College (2002-2007); Adjunct
Alternative Capital, Inc.        Professor of Accountancy, New York
11 Madison Avenue                University, Stern School of Business
New York, NY 10010               (1995-2001). President and CEO,
Age 72                           American Institute of Certified
Manager and Audit                Public Accountants (1980-1995).
Committee Member
Since March 2005

Karin B. Bonding                 President, Capital Markets Institute,    6                      Trustee, Brandes Investment
c/o Credit Suisse                Inc. (1996-2006); Faculty Member                                Trust
Alternative Capital, Inc.        and Lecturer, University of Virginia
11 Madison Avenue                (since 1995); Visiting Professor,
New York, NY 10010               China Europe International Business
Age 68                           School (Shanghai, China) (1999,
Manager and Audit                2002, 2003) and The Institute of
Committee Member                 Industrial Policy Studies (Seoul,
Since March 2005                 Korea) (2001).

* - Manager who is an "interested person" of the Master Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

OFFICERS
--------

Name, Address, Age, Position with the Company
and Length of Time Served                             Principal Occupation(s) During the Past Five Years
------------------------------------------------      ---------------------------------------------------------------

Sandra DeGaray                                        Director, Credit Suisse Securities (USA) LLC (January 2007 -
c/o Credit Suisse Alternative Capital, Inc.           Present); Vice President (September 2004 - December 2006);
11 Madison Avenue                                     Citigroup Asset Management Inc., (November 2000 - August
New York, NY 10010                                    2004).
Age 40
Chief Financial Officer and Treasurer
Since August 2007

Kenneth J. Lohsen                                     Managing Director, Credit Suisse Securities (USA) LLC (since
c/o Credit Suisse Alternative Capital, Inc.           2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 49
Assistant Treasurer
Since March 2006

Michael Bessel                                        Director, Credit Suisse Securities (USA) LLC (October 2006-
c/o Credit Suisse Alternative Capital, Inc.           Present); Chief Compliance Officer, TRG Management LP,
11 Madison  Avenue                                    (September 2005 - September 2006); Chief Compliance Officer,
New York, NY 10010                                    GAM USA Inc., (May 2002 - September 2005).
Age 46
Chief Compliance Officer
Since October 2006

Michael Ponder                                        Vice President, Credit Suisse Securities (USA) LLC (since 2007);
c/o Credit Suisse Alternative Capital, Inc.           Attorney, Willkie Farr & Gallagher LLP (2006-2007); Shearman
11 Madison Avenue                                     & Sterling LLP (2005-2006); Seward & Kissel LLP (2003-2005).
New York, NY 10010
Age 35
Secretary
Since July 2007

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

ITEM 12. EXHIBITS.

  (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

  (a)(2)  Certifications  pursuant  to  Rule 30a-2(a)  under  the  1940 Act  and
          Section  302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                          ------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date   12/8/2008
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                           -----------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date   12/8/2008
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ Sandra DeGaray
                          ------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   12/8/2008
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.